BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Convertible redeemable preferred stock, authorized shares		54,481,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized shares	100,000,000	72,000,000
Common stock, issued shares	20,687,829	1,006,219
Common stock, outstanding shares	1,006,219	1,006,219
Series A convertible redeemable preferred stock
Convertible redeemable preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Convertible redeemable preferred stock, authorized shares	0	18,498,419
Convertible redeemable preferred stock, issued shares	0	9,232,334
Convertible redeemable preferred stock, outstanding shares	0	9,232,334
Convertible redeemable preferred stock, liquidation preference	$ 0	$ 12,781
Series B convertible redeemable preferred stock
Convertible redeemable preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Convertible redeemable preferred stock, authorized shares	0	27,324,237
Convertible redeemable preferred stock, issued shares	0	27,324,237
Convertible redeemable preferred stock, outstanding shares	0	27,324,237
Convertible redeemable preferred stock, liquidation preference	$ 0	$ 51,212
Series C convertible redeemable preferred stock
Convertible redeemable preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Convertible redeemable preferred stock, authorized shares	0	8,658,344
Convertible redeemable preferred stock, issued shares	0	8,658,008
Convertible redeemable preferred stock, outstanding shares	0	8,658,008
Convertible redeemable preferred stock, liquidation preference	$ 0	$ 13,114
Series D convertible redeemable preferred stock
Convertible redeemable preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Convertible redeemable preferred stock, authorized shares	0	0
Convertible redeemable preferred stock, issued shares	0	0
Convertible redeemable preferred stock, outstanding shares	0	0
Convertible redeemable preferred stock, liquidation preference	$ 0	$ 0